UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     12/31/03

Check here if Amendment: ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___  is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Offit Hall Capital Management LLC
Address:  One Maritime Plaza, Suite 500
          San Francisco, CA 94111

Form 13F File Number: 28-7014

Name, Telephone No., and Title of Person Only Authorized to Submit this Report:

Name:  William J. Powers
Title: Chief Operating Officer
Telephone Number:  415-288-0544

      The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

      Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of San Francisco, and State of California, on the 12th day of February, 2004.

                                            Offit Hall Capital Management LLC

                                            By:  /s/ William J. Powers
                                                 ---------------------
                                                 William J. Powers
                                                 Chief Operating Officer

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     -0-

Form 13F Information Table Entry Total:                 1
                                                       ---
Form 13F Information Table Value Total:            $415,500
                                                    -------

List of Other Included Managers:

NONE

Offit Hall Capital Management LLC
13-F Securities
For the Quarter Ending 12/31/03

Issuer                    Class    CUSIP          Value        Shares    Inv. Disc     Oth. Mgrs.    Voting Auth.
WPP Group PLC ADR New     ADR      929309300      415,500      8,428     Sole          N/A           Sole

                                                  415,500